PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Based Payments - Narrative (Details)	12 Months Ended					36 Months Ended
	Dec. 31, 2030	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023 indicator	May 02, 2023 shares	May 04, 2022 shares	Jun. 08, 2021 shares	Jun. 13, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of weighted environmental, social and governance indicators | indicator						3
Adjusted average frequency rate, term		5 years
ArcelorMittal equity incentive plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years
ArcelorMittal equity incentive plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		100.00%
Award vesting period		3 years
Executive Office | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		30.00%
Executive Office | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		10.00%
Executive Office | Diversity and inclusion ("D&I")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		10.00%
Executive Office | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years	3 years	3 years	3 years
Executive Office | Top of range | Restricted Share Units (RSUs) and Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant (in shares) | shares							3,500,000	3,500,000	3,500,000	4,250,000
Executive Officers | Environmental, social and governance ("ESG")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		20.00%
Executive Officers | Health and safety ("H&S")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		10.00%
Executive Officers | Diversity and inclusion ("D&I")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)		5.00%
Executive Officers | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period		3 years	3 years	3 years	3 years
Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Targeted percentage reduction in gender gap	40.00%
Target percentage of woman in management	25.00%